OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of other liabilities [Abstract]
Schedule of Other Liabilities

	2022 £m	2021 £m
Settlement balances	109	110
Lease liabilities	1,260	1,411
Other creditors and accruals	4,277	3,870
Total other liabilities	5,646	5,391